Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Sep. 24, 2018
NVIT Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT Government Money Market Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective March 9, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. The Fund invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.

The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. The Fund maintains a dollar-weighted average maturity of no more than 60 calendar days and a weighted average life of no more than 120 calendar days.

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.

The Fund does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. However, the Fund’s Board of Trustees may reserve the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.

		Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

There is no guarantee that the Fund will provide a certain level of income or that any such income will stay ahead of inflation. Further, the Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A low interest rate environment may prevent the Fund from providing a positive yield or from paying Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value.

Other risks of investing in the Fund include:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates. The interest rate of fixed-rate securities is fixed at the time of purchase and does not fluctuate with general market conditions. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on changes on the specific measure.

Credit risk– U.S. government securities generally have the least credit risk, but are not completely free from credit risk. Credit risk is the risk that an issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of a bond. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Redemption and liquidity risk– the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund’s ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers, or due to general market conditions and a lack of willing buyers.

Repurchase agreements risk– exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase them.

Investments in other money market mutual funds risk – to the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual fund (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

U.S. government securities risk– not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

Risk associated with holding cash– although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

		Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

		Please call 800-848-6331 for the Fund’s current 7-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Y shares have not commenced operations as of the date of this Prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares <br/>(Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	0.81%	–	1st qtr. of 2008
Lowest Quarter:	0.00%	–	2nd qtr. of 2009

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/>(For the Periods Ended December 31, 2017)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for Class II shares is December 14, 2009. Pre-inception historical performance for Class II shares is based on the previous performance of Class I shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares. Class Y shares have not commenced operations as of the date of this Prospectus. Therefore, pre-inception historical performance for Class Y shares is based on the previous performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Please call 800-848-6331 for the Fund’s current 7-day yield.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-848-6331
NVIT Government Money Market Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	$ 616
2008	rr_AnnualReturn2008	2.05%
2009	rr_AnnualReturn2009	0.04%
2010	rr_AnnualReturn2010	none
2011	rr_AnnualReturn2011	none
2012	rr_AnnualReturn2012	none
2013	rr_AnnualReturn2013	none
2014	rr_AnnualReturn2014	none
2015	rr_AnnualReturn2015	none
2016	rr_AnnualReturn2016	0.01%
2017	rr_AnnualReturn2017	0.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 year	rr_AverageAnnualReturnYear01	0.42%
5 years	rr_AverageAnnualReturnYear05	0.09%
10 years	rr_AverageAnnualReturnYear10	0.25%
NVIT Government Money Market Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	$ 918
1 year	rr_AverageAnnualReturnYear01	0.22%
5 years	rr_AverageAnnualReturnYear05	0.04%
10 years	rr_AverageAnnualReturnYear10	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2009
NVIT Government Money Market Fund | Class IV Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	$ 616
1 year	rr_AverageAnnualReturnYear01	0.42%
5 years	rr_AverageAnnualReturnYear05	0.09%
10 years	rr_AverageAnnualReturnYear10	0.27%
NVIT Government Money Market Fund | Class V Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	$ 555
1 year	rr_AverageAnnualReturnYear01	0.47%
5 years	rr_AverageAnnualReturnYear05	0.10%
10 years	rr_AverageAnnualReturnYear10	0.27%
NVIT Government Money Market Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	$ 431
1 year	rr_AverageAnnualReturnYear01	0.42%
5 years	rr_AverageAnnualReturnYear05	0.09%
10 years	rr_AverageAnnualReturnYear10	0.25%
NVIT Government Money Market Fund | iMoneyNet Money Fund Average™ Government All (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.37%
5 years	rr_AverageAnnualReturnYear05	0.09%
10 years	rr_AverageAnnualReturnYear10	0.28%

[1]	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective March 9, 2017.